Note 18 - Intangible assets - Acquisition of Garanti Bank Share Capital (Details)	12 Months Ended
Dec. 31, 2017
Garanti Bank [Member]
Acquisition of additional equity capital Line Items
Percentage Voting Equity Interests Acquired	14.89%
Catalunya Bank [Member]
Acquisition of additional equity capital Line Items
Percentage Voting Equity Interests Acquired	98.4%